RELATED PARTY TRANSACTIONS (Details)	1 Months Ended				3 Months Ended							6 Months Ended			12 Months Ended				42 Months Ended
	Feb. 29, 2016 USD ($)	Jun. 30, 2015 USD ($) vessel Rate shares	Nov. 30, 2014 USD ($) vessel	Jan. 31, 2012	Dec. 31, 2016 USD ($) vessel shares	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2016 Rate	Jun. 30, 2015 USD ($) vessel Rate shares	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) vessel carrier tanker shares	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2011 USD ($) vessel	Jun. 30, 2015 USD ($) vessel Rate	Nov. 30, 2016 USD ($) shares	Oct. 05, 2016 USD ($) shares	Nov. 30, 2015 Rate	Jun. 05, 2015 vessel	Dec. 31, 2013 vessel	Oct. 31, 2013 USD ($)	May 31, 2013 USD ($)
Amounts due from and to related parties [Abstract]
Due from related parties					$ 17,519,000										$ 17,519,000	$ 45,659,000
Loans to related parties which are associates					330,087,000										330,087,000	387,712,000
Loans to related parties - others, long-term					9,268,000										9,268,000	0
Due to related parties					$ 850,000										$ 850,000	$ 416,000
Number of vessels leased to related parties classified as direct financing leases | vessel					14										14	16
Number of VLCCs held for sale | vessel					1										1
Vessels and equipment, net					$ 1,737,169,000										$ 1,737,169,000	$ 1,641,317,000
Assets Held-for-sale					24,097,000										24,097,000	0
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income															22,850,000	34,193,000	$ 45,363,000
Finance lease service revenue															44,523,000	46,460,000	46,488,000
Profit sharing revenues															$ 51,470,000	$ 59,607,000	33,756,000
Time charter rate for VLCCs from July 1 2015 onwards									$ 20,000
Time charter rate for Suezmax tankers from July 1 2015 onwards									15,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares													55,000,000
Profit sharing percent of earnings from Frontline from July 1 2015 onwards															50.00%
Compensation payable (receivable) for early contract termination of charter			$ 49,200,000
Term of lease/charter (in years)			8 years												15 years	15 years
Notes receivable, related parties			$ 48,400,000		83,800,000										$ 83,800,000
Gain on redemption of loan notes from related parties															0	$ 28,904,000	0
Compensation received on termination of charters, cash			10,500,000
Compensation received on termination of charters, notes receivable			$ 38,700,000
Proceeds from redemption of loan notes including interest															0	113,200,000	0
Accrued interest included with loan note redemption															0	500,000	0
Management fees paid, vessels															$ 67,221,000	56,939,000	49,170,000
Commission percentage paid on chartering revenues															1.25%
Administrative expenses - related parties															$ 1,443,000	1,032,000	965,000
Related party loans [Abstract]
Interest income, related party loans															18,675,000	18,672,000	24,464,000
Related party leasing and service contracts [Abstract]
Cost of Drybulk Carriers																272,000,000
Number of years charter may be extended								3 years
Related party purchases and sales of vessels [Abstract]
Gain on disposal of investment in equity method investee															0	0	6,055,000
Amortized cost					197,449,000										197,449,000	185,148,000
Deep Sea and Deep Sea Supply BTG [Member]
Amounts due from and to related parties [Abstract]
Due from related parties					1,945,000										1,945,000	0
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties					700,000										700,000	23,152,000
Frontline Charterers, Seadrill, Deep Sea and UFC [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income															65,300,000	42,900,000	26,400,000
Direct financing lease interest income															22,900,000	34,200,000	45,400,000
Finance lease service revenue															44,500,000	46,500,000	46,500,000
Direct financing lease repayments															30,300,000	35,900,000	43,100,000
Profit sharing revenues															51,500,000	59,600,000	33,800,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties					11,906,000										11,906,000	18,052,000
Due to related parties					$ 229,000										$ 229,000	229,000
Number of vessels leased to related parties classified as direct financing leases | vessel		17			12								17		12			28	17				14
Assets Held-for-sale					$ 24,100,000										$ 24,100,000	0
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															0	0	$ 0
Compensation payment received															150,000,000			$ 106,000,000
Number of vessels sold | vessel			3														11							2
Agreed temporary reduction in daily time charter rates													$ 6,500
Number of charters transferred to new charterer | vessel																							3
Cash reserve per vessel		$ 2,000,000											2,000,000						$ 2,000,000
Profit sharing percentage of earnings from Frontline for use of fleet																		20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)																			25.00%
Non-refundable advance relating to the profit sharing agreement																		$ 50,000,000
Period of temporary reduction in daily time charter rates				4 years
Maximum daily amount to which temporary earnings-related 100% payment applies													6,500
Due from related parties					11,900,000										11,900,000	18,100,000
Frontline reverse stock split [Member]
Leasing revenues earned from related parties [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		11,000,000
United Freight Carriers Inc [Member]
Amounts due from and to related parties [Abstract]
Due from related parties					$ 0										$ 0	1,639,000
Number of vessels leased to related parties classified as operating leases | vessel					6										6
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															$ 600,000	2,500,000	$ 1,100,000
Profit sharing percentage of earnings from Frontline for use of fleet															50.00%
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties					$ 3,008,000										$ 3,008,000	2,816,000
Leasing revenues earned from related parties [Abstract]
Investment Income, Dividend															11,550,000
Stated interest rate			7.25%
Frontline Shipping and Frontline Shipping II [Member]
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															0	19,900,000	32,700,000
Profit sharing percentage of earnings from Frontline for use of fleet				100.00%
Profit share income from July 1 2015 onwards									$ 50,900,000	$ 37,300,000	$ 0
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties					493,000										$ 493,000	143,000
Leasing revenues earned from related parties [Abstract]
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party | vessel															9
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier															14
Number of crude oil tankers | tanker															2
Number of car carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier															2
Management fees paid, vessels															$ 45,900,000	48,000,000	48,400,000
Commissions paid for sales-type leases on Suezmax tankers															400,000	400,000	300,000
Administrative expenses - related parties															600,000	500,000	500,000
Management fees paid, supervision of newbuildings															0	100,000	2,900,000
Seatankers Management [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities															300,000
Seatankers [Member]
Amounts due from and to related parties [Abstract]
Due to related parties					79,000										79,000	0
Leasing revenues earned from related parties [Abstract]
Administrative expenses - related parties													0	$ 0	300,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due to related parties					49,000										49,000	44,000
Golar Management UK Limited [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities																	$ 100,000
Frontline Charterers, Deep Sea and Seadrill [Member]
Amounts due from and to related parties [Abstract]
Combined balance of net investments in direct financing leases					411,100,000										411,100,000	511,400,000
Combined balance of net investments in direct financing leases, short-term maturities					28,900,000										28,900,000	37,100,000
Vessels and equipment, net					328,600,000										328,600,000	499,600,000
Deep Sea [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - others, long-term					$ 9,268,000										$ 9,268,000	$ 0
Number of vessels leased to related parties classified as direct financing leases | vessel					1										1	2
Number of vessels leased to related parties classified as operating leases | vessel					4										4
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues													$ 0	$ 0	$ 0
Profit sharing percentage of earnings from Frontline for use of fleet | Rate												50.00%
Stated interest rate	7.25%
Compensation received on termination of charters, notes receivable	$ 11,600,000
Notes Compensation Received on Termination of Charters, Face Value	$ 14,600,000
Number of offshore supply vessels | vessel																	5
Extension of charter period						3 years
Frontline Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities																$ 400,000	$ 400,000
Frontline Corporate Services [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities															200,000
Arcadia Petroleum Limited [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities																100,000
Frontline Management and Frontline Management AS [Member]
Amounts due from and to related parties [Abstract]
Due to related parties					$ 500,000										500,000	100,000
SFL West Polaris and SFL Deepwater [Member]
Related party loans [Abstract]
Interest income, related party loans															$ 18,700,000
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel					8										8
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															$ 0	0	0
Profit sharing percentage of earnings from Frontline for use of fleet															33.00%
Term of lease/charter (in years)								10 years
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party | vessel															9
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier															14
Management fees paid, vessels															$ 21,300,000	9,000,000	800,000
Related party leasing and service contracts [Abstract]
Cost of Drybulk Carriers															272,000,000
Time charter rate for Capesize drybulk carriers for first 7 years															17,600
Number of years before time charter rate is reduced								7 years
Time charter rates for Capesize drybulk carriers after 7 years															14,900
NorAm Drilling [Member]
Leasing revenues earned from related parties [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares					12,000,000
Related party purchases and sales of vessels [Abstract]
Amortized cost					$ 700,000										700,000
Available-for-sale Securities, Debt Securities					5,700,000										5,700,000
Interest and Dividend Income, Securities, Operating, Available-for-sale															500,000	600,000	700,000
Frontline Ltd [Member]
Leasing revenues earned from related parties [Abstract]
Ownership percentage | Rate		27.73%											27.73%						27.73%			7.03%
SFL West Polaris [Member]
Related party loans [Abstract]
Loans advanced to related parties					145,000,000										145,000,000
Interest income, related party loans															0	0	6,500,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties which are associates					119,167,000										119,167,000	137,437,000
Leasing revenues earned from related parties [Abstract]
Debt amount																									$ 390,000,000
Related party loans [Abstract]
Loans advanced to related parties					145,000,000										145,000,000
Interest income, related party loans															6,500,000	6,500,000	6,500,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties which are associates					85,920,000										85,920,000	125,275,000
Leasing revenues earned from related parties [Abstract]
Debt amount																										$ 375,000,000
Related party loans [Abstract]
Loans advanced to related parties					145,000,000										145,000,000
Interest income, related party loans															6,500,000	6,500,000	6,500,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties					660,000										660,000	23,152,000
Loans to related parties which are associates					125,000,000										125,000,000	125,000,000
Leasing revenues earned from related parties [Abstract]
Debt amount																									$ 475,000,000
Related party loans [Abstract]
Loans advanced to related parties					125,000,000										125,000,000
Interest income, related party loans															5,600,000	5,600,000	$ 4,900,000
Sale of offshore support vessel Sea Bear [Member]
Leasing revenues earned from related parties [Abstract]
Term of lease/charter (in years)							6 years
Sale of VLCC Front Vanguard [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter															300,000
Sale of Suezmax tanker Front Glory [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter															2,200,000
Sale of Suezmax tanker Front Splendour [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter															1,300,000
Sale of Suezmax tanker Mindanao [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter															3,300,000
Loan Notes [Member] | Deep Sea [Member]
Leasing revenues earned from related parties [Abstract]
Short-term portion of loan notes receivable with related parties					$ 1,400,000										1,400,000	$ 0
Vessels Leased to Frontline Charterers [Member] | Frontline Management [Member]
Leasing revenues earned from related parties [Abstract]
Related Party Transactions Daily Vessel Management Fee															9,000
Daily vessel management fee before July 1 2015													$ 6,500
Golden Ocean [Member] | Golden Ocean Management [Member]
Leasing revenues earned from related parties [Abstract]
Related Party Transactions Daily Vessel Management Fee															$ 7,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Leasing revenues earned from related parties [Abstract]
Debt amount																					$ 225,000,000
Own-share Lending Arrangement, Shares, Outstanding | shares																					8,000,000
Debt Instrument, Related Party Share Loan Fee																				$ 80,000	$ 120,000
Own-share Lending Arrangement, Shares, Issued | shares					8,000,000										8,000,000					8,000,000